NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2021
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

39. NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

Effective for annual periods beginning on or after January 1, 2022

●	Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use
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The amendment prohibits entities from deducting the net proceeds from selling any items produced while bringing the asset to that location and condition (such as samples produced when testing equipment) from the cost of testing.

-	An entity recognises the proceeds from selling any such items, and the cost of those items, in profit or loss in accordance with applicable Standards.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IAS 37, Onerous Contracts-Cost of Fulfilling a contracts

IAS 37 is amended to add the explanation and impact of the cost of fulfilling a contract. This cost comprises the costs that relate directly to the contract that consist of both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IFRS 3, Reference to the Conceptual Framework

The amandements to update references to Conceptual Framework for Financial Reporting, clarify the use and definition of provision, contingent liability and contingent asset within scope IAS 37 and levy within scope IFRIC 21.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendment to IFRS 9, Financial Instruments

The amendments to clarify the term of substantially different and fees in the ‘10 per cent’ test for derecognition of financial liabilities.

These amendments are expected to have an impact to the Group’s future transactions. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendment to IFRS 16, Leases

The amendments to exclude part of the fact pattern a reimbursement relating to leasehold improvements to remove potential for confusion.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IFRS 1, First-time Adoption of International Financial Reporting Standards, will be effective on January 1, 2022, are not applicable to the Group’s consolidated financial statements.
●	Amendments to IAS 41, Agriculture, will be effective on January 1, 2022, are considered to be not applicable to the Group’s consolidated financial statements.

Effective for annual periods beginning on or after January 1, 2023

●	Amendments to IAS 1, Classsification of Liabilities as Current or Non-Current

The amendments to clarify the entity shall classify a liability as current when:

-	it expects to settle the liability in its normal operating cycle;
-	it holds the liability primarily for the purpose of trading;
-	the liability is due to be settled within twelve months after the reporting period; or
-	it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.

A liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability for at least twelve months after the reporting period.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IAS 8, Definition of Accounting Estimates

The amendments to clarify the definition of accounting estimates are monetary amounts in financial statements that are subject to measurement uncertainty. The effects on an accounting estimate of a change in an input or a change in a measurement technique are changes in accounting estimates unless they result from the correction of prior period errors.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IAS 1, Disclosure of Accounting Policies

The amendments to clarify entity shall disclose material accounting policy information. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IFRS 17, Insurance Contract, will be effective on January 1, 2023, are considered to be not applicable to the Group’s consolidated financial statements.
●	Amendments to IAS 12, Deferred tax related to asset and liabilities arising from a single transaction

The amendments introduce an exception to the initial recognition exemption. Applying this exception, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

The effective date was postponed to a date yet to be determined

●	Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments provide guidance for accounting treatment when a parent loses control of a subsidiary in a transaction with an associate or joint venture. The amendments require full gain to be recognized when the assets transferred meet the definition of a “business” under IFRS 3, Business Combinations. These amendments are not expected to impact the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.